CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUES	$ 9,641,080	$ 14,532,941	$ 18,248,289
COST OF REVENUES( includes cost of revenues from related party of $350,987 for the year ended December 31, 2021)	7,373,652	4,718,093	7,987,146
GROSS PROFIT	2,267,428	9,814,848	10,261,143
OPERATING EXPENSES:
Selling	3,828,835	1,837,768	1,533,255
General and administrative	5,950,329	1,712,034	1,192,429
Research and development	3,269,680	1,897,349	1,496,579
Long-live assets impairment	3,692,047
Total operating expenses	16,740,891	5,447,151	4,222,263
(LOSS) INCOME FROM OPERATIONS	(14,473,463)	4,367,697	6,038,880
OTHER INCOME (EXPENSE)
Interest income	9,135	6,989	8,823
Interest expense	(317,402)	(208,506)	(411,298)
Other income, net	679,875	180,051	138,457
Total other income (expense), net	371,608	(21,466)	(264,018)
(LOSS) INCOME BEFORE INCOME TAXES	(14,101,855)	4,346,231	5,774,862
PROVISION FOR OF INCOME TAXES	124,058	286,071	673,034
NET (LOSS) INCOME	(14,225,913)	4,060,160	5,101,828
Less: Net (loss) income attributable to noncontrolling interest	(353,681)	61,886	254,471
NET (LOSS) INCOME ATTRIBUTABLE TO INFOBIRD CO.,LTD	(13,872,232)	3,998,274	4,847,357
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	102,084	476,580	(29,392)
TOTAL COMPREHENSIVE (LOSS) INCOME	(14,123,829)	4,536,740	5,072,436
Less: Comprehensive (loss) income attributable to noncontrolling interests	(349,769)	73,745	253,876
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO INFOBIRD CO., LTD	$ (13,774,060)	$ 4,462,995	$ 4,818,560
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic and diluted	23,421,123	19,000,000	19,000,000
(LOSS) EARNINGS PER SHARE
Basic and diluted	(0.59)	0.21	0.26